Revenues from Contracts with Customers Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Contract with Customer, Liability, Revenue Recognized	$ (78)	$ (56)	$ (135)	$ (116)	$ 229	$ 132	$ 211
Loyalty Program Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 438		$ 438		$ 471
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	2 years		2 years		2 years
Application, initiation and other fees [Member]
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 615		$ 615		$ 589